Warrants - Changes in warrant liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants
Balance, beginning of period	$ 374,694	$ 287,750
Balance, end of period	286,327	374,694
Level 3
Warrants
Balance, beginning of period	374,694	287,750
Additional warrants issued		0
Change in fair value	(88,367)	86,944
Balance, end of period	$ 286,327	$ 374,694